UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      134

Form 13F Information Table Value Total: $  2,851,423
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number           Name

1          028-10748                      Oppenheimer Asset Management Inc.
----       -------------------            ------------------------------------


                                             FORM 13F INFORMATION TABLE



COL 1                         COL 2             COL 3      COL 4          COL 5          COL 6         COL 7          COL 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION    MGRS  SOLE      SHARED   NONE
--------------                ---------------   ------     --------- --------  --- ----- -----------   ----- -----     -------  ----
51JOB INC                     SP ADR REP COM    031682104    8,718     155,320 SH        SHARED-OTHER  1                  155,320
51JOB INC                     SP ADR REP COM    031682104    5,825     103,775 SH        SOLE          1      103,775
7 DAYS GROUP HLDGS LTD        ADR               81783J101   11,254     582,200 SH        SHARED-OTHER  1                  582,200
7 DAYS GROUP HLDGS LTD        ADR               81783J101    9,737     503,700 SH        SOLE          1      503,700
ALTERA CORP                   COM               021441100   17,326     373,800 SH        SHARED-OTHER  1                  373,800
ALTERA CORP                   COM               021441100   11,600     250,264 SH        SOLE          1      250,264
ANALOG DEVICES INC            COM               032654105   55,540   1,419,000 SH        SHARED-OTHER  1                1,419,000
ANALOG DEVICES INC            COM               032654105   37,142     948,940 SH        SOLE          1      948,940
APPLE INC                     COM               037833100   88,348     263,200 SH        SHARED-OTHER  1                  263,200
APPLE INC                     COM               037833100   61,558     183,388 SH        SOLE          1      183,388
ARIBA INC                     COM NEW           04033V203   44,025   1,277,186 SH        SHARED-OTHER  1                1,277,186
ARIBA INC                     COM NEW           04033V203   29,293     849,800 SH        SOLE          1      849,800
ARUBA NETWORKS INC            COM               043176106   44,182   1,495,145 SH        SHARED-OTHER  1                1,495,145
ARUBA NETWORKS INC            COM               043176106   32,296   1,092,925 SH        SOLE          1    1,092,925
ASPEN TECHNOLOGY INC          COM               045327103   14,770     859,700 SH        SHARED-OTHER  1                  859,700
ASPEN TECHNOLOGY INC          COM               045327103    9,848     573,200 SH        SOLE          1      573,200
AUDIOCODES LTD                ORD               M15342104    1,789     325,900 SH        SHARED-OTHER  1                  325,900
AUDIOCODES LTD                ORD               M15342104    1,208     220,000 SH        SOLE          1      220,000
AVAGO TECHNOLOGIES LTD        SHS               Y0486S104   49,440   1,301,061 SH        SHARED-OTHER  1                1,301,061
AVAGO TECHNOLOGIES LTD        SHS               Y0486S104   33,314     876,679 SH        SOLE          1      876,679
AXT INC                       COM               00246W103    6,168     727,400 SH        SHARED-OTHER  1                  727,400
AXT INC                       COM               00246W103    4,098     483,300 SH        SOLE          1      483,300
BAIDU INC                     SPON ADR REP A    056752108   23,570     168,200 SH        SHARED-OTHER  1                  168,200
BAIDU INC                     SPON ADR REP A    056752108   16,031     114,400 SH        SOLE          1      114,400
BEST BUY INC                  COM               086516101      204       6,500 SH        SOLE                   6,500
BLUE COAT SYSTEMS INC         COM NEW           09534T508    6,801     311,100 SH        SHARED-OTHER  1                  311,100
BLUE COAT SYSTEMS INC         COM NEW           09534T508    4,527     207,100 SH        SOLE          1      207,100
BMC SOFTWARE INC              COM               055921100   30,851     564,000 SH        SHARED-OTHER  1                  564,000
BMC SOFTWARE INC              COM               055921100   20,523     375,200 SH        SOLE          1      375,200
BROADCOM CORP                 CL A              111320107   11,290     335,604 SH        SHARED-OTHER  1                  335,604
BROADCOM CORP                 CL A              111320107    7,524     223,650 SH        SOLE          1      223,650
BROADSOFT INC                 COM               11133B409    5,910     155,000 SH        SHARED-OTHER  1                  155,000
BROADSOFT INC                 COM               11133B409    3,988     104,600 SH        SOLE          1      104,600
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306   16,923   2,619,600 SH        SHARED-OTHER  1                2,619,600
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306   11,258   1,742,700 SH        SOLE          1    1,742,700
CADENCE DESIGN SYSTEM INC     COM               127387108   26,547   2,513,900 SH        SHARED-OTHER  1                2,513,900
CADENCE DESIGN SYSTEM INC     COM               127387108   20,067   1,900,300 SH        SOLE          1    1,900,300
CEVA INC                      COM               157210105    1,392      45,700 SH        SHARED-OTHER  1                   45,700
CEVA INC                      COM               157210105    2,677      87,900 SH        SOLE          1       87,900
CHINACACHE INTL HLDG LTD      SPON ADR          16950M107    4,473     483,055 SH        SHARED-OTHER  1                  483,055
CHINACACHE INTL HLDG LTD      SPON ADR          16950M107    3,119     336,832 SH        SOLE          1      336,832
CITRIX SYS INC                COM               177376100   24,904     311,300 SH        SHARED-OTHER  1                  311,300
CITRIX SYS INC                COM               177376100   17,216     215,200 SH        SOLE          1      215,200
CNINSURE INC                  SPONSORED ADR     18976M103      683      46,354 SH        SHARED-OTHER  1                   46,354
CNINSURE INC                  SPONSORED ADR     18976M103      505      34,308 SH        SOLE          1       34,308
COACH INC                     COM               189754104   47,008     735,300 SH        SHARED-OTHER  1                  735,300
COACH INC                     COM               189754104   32,964     515,634 SH        SOLE          1      515,634
DEMANDTEC INC                 COM NEW           24802R506    7,808     858,000 SH        SHARED-OTHER  1                  858,000
DEMANDTEC INC                 COM NEW           24802R506    5,374     590,500 SH        SOLE          1      590,500
DOLLAR TREE INC               COM               256746108   39,185     588,190 SH        SHARED-OTHER  1                  588,190
DOLLAR TREE INC               COM               256746108   29,142     437,430 SH        SOLE          1      437,430
E HOUSE CHINA HLDGS LTD       ADR               26852W103    6,662     679,067 SH        SHARED-OTHER  1                  679,067
E HOUSE CHINA HLDGS LTD       ADR               26852W103    4,759     485,114 SH        SOLE          1      485,114
E M C CORP MASS               COM               268648102   54,574   1,980,900 SH        SHARED-OTHER  1                1,980,900
E M C CORP MASS               COM               268648102   38,041   1,380,782 SH        SOLE          1    1,380,782
EZCHIP SEMICONDUCTOR LIMITED  ORD               M4146Y108    2,115      57,200 SH        SHARED-OTHER  1                   57,200
EZCHIP SEMICONDUCTOR LIMITED  ORD               M4146Y108    1,630      44,100 SH        SOLE          1       44,100
FLEETCOR TECHNOLOGIES INC     COM               339041105   13,234     446,500 SH        SHARED-OTHER  1                  446,500
FLEETCOR TECHNOLOGIES INC     COM               339041105    9,209     310,700 SH        SOLE          1      310,700
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   57,342   1,843,800 SH        SHARED-OTHER  1                1,843,800
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   42,340   1,361,403 SH        SOLE          1    1,361,403
GUESS INC                     COM               401617105    4,799     114,100 SH        SHARED-OTHER  1                  114,100
GUESS INC                     COM               401617105    3,247      77,200 SH        SOLE          1       77,200
HITTITE MICROWAVE CORP        COM               43365Y104    8,462     136,684 SH        SHARED-OTHER  1                  136,684
HITTITE MICROWAVE CORP        COM               43365Y104    5,832      94,200 SH        SOLE          1       94,200
INTRALINKS HLDGS INC          COM               46118H104    2,459     142,300 SH        SHARED-OTHER  1                  142,300
INTRALINKS HLDGS INC          COM               46118H104    1,635      94,599 SH        SOLE          1       94,599
ISHARES INC                   MSCI JAPAN        464286848      305      29,250 SH        SOLE                  29,250
ISOFTSTONE HLDGS LTD          SPONSORED ADS     46489B108   15,387   1,005,017 SH        SHARED-OTHER  1                1,005,017
ISOFTSTONE HLDGS LTD          SPONSORED ADS     46489B108   10,810     706,094 SH        SOLE          1      706,094
KLA-TENCOR CORP               COM               482480100   31,829     786,300 SH        SHARED-OTHER  1                  786,300
KLA-TENCOR CORP               COM               482480100   21,407     528,820 SH        SOLE          1      528,820
LE GAGA HLDGS LTD             SPONSORED ADR     521168104   23,724   3,061,157 SH        SHARED-OTHER  1                3,061,157
LE GAGA HLDGS LTD             SPONSORED ADR     521168104   16,688   2,153,240 SH        SOLE          1    2,153,240
LINKEDIN CORP                 COM CL A          53578A108   10,279     114,100 SH        SHARED-OTHER  1                  114,100
LINKEDIN CORP                 COM CL A          53578A108    6,955      77,200 SH        SOLE          1       77,200
LONGTOP FINL TECHNOLOGIES LT  ADR               54318P108    4,796     472,075 SH        SHARED-OTHER  1                  472,075
LONGTOP FINL TECHNOLOGIES LT  ADR               54318P108    3,026     297,800 SH        SOLE          1      297,800
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105   55,998   3,792,606 SH        SHARED-OTHER  1                3,792,606
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105   37,328   2,528,150 SH        SOLE          1    2,528,150
MAXIM INTEGRATED PRODS INC    COM               57772K101   46,547   1,821,100 SH        SHARED-OTHER  1                1,821,100
MAXIM INTEGRATED PRODS INC    COM               57772K101   32,623   1,276,342 SH        SOLE          1    1,276,342
MICROSTRATEGY INC             CL A NEW          594972408    7,857      48,300 SH        SHARED-OTHER  1                   48,300
MICROSTRATEGY INC             CL A NEW          594972408    5,238      32,200 SH        SOLE          1       32,200
NANOMETRICS INC               COM               630077105    9,960     524,499 SH        SHARED-OTHER  1                  524,499
NANOMETRICS INC               COM               630077105    6,745     355,200 SH        SOLE          1      355,200
NETEASE COM INC               SPONSORED ADR     64110W102   42,790     949,000 SH        SHARED-OTHER  1                  949,000
NETEASE COM INC               SPONSORED ADR     64110W102   29,068     644,656 SH        SOLE          1      644,656
NETGEAR INC                   COM               64111Q104   17,947     410,500 SH        SHARED-OTHER  1                  410,500
NETGEAR INC                   COM               64111Q104   11,940     273,100 SH        SOLE          1      273,100
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107   45,631     408,441 SH        SHARED-OTHER  1                  408,441
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107   34,300     307,016 SH        SOLE          1      307,016
OMNIVISION TECHNOLOGIES INC   COM               682128103   43,840   1,259,400 SH        SHARED-OTHER  1                1,259,400
OMNIVISION TECHNOLOGIES INC   COM               682128103   31,771     912,684 SH        SOLE          1      912,684
POLYCOM INC                   COM               73172K104   26,903     418,400 SH        SHARED-OTHER  1                  418,400
POLYCOM INC                   COM               73172K104   19,669     305,900 SH        SOLE          1      305,900
QLIK TECHNOLOGIES INC         COM               74733T105   41,200   1,209,630 SH        SHARED-OTHER  1                1,209,630
QLIK TECHNOLOGIES INC         COM               74733T105   27,591     810,070 SH        SOLE          1      810,070
QUALCOMM INC                  COM               747525103  105,957   1,865,776 SH        SHARED-OTHER  1                1,865,776
QUALCOMM INC                  COM               747525103   73,897   1,301,238 SH        SOLE          1    1,301,238
QUEST SOFTWARE INC            COM               74834T103   33,103   1,456,365 SH        SHARED-OTHER  1                1,456,365
QUEST SOFTWARE INC            COM               74834T103   21,689     954,200 SH        SOLE          1      954,200
RED HAT INC                   COM               756577102   41,870     912,200 SH        SHARED-OTHER  1                  912,200
RED HAT INC                   COM               756577102   28,935     630,400 SH        SOLE          1      630,400
SALESFORCE COM INC            NOTE  0.750% 1/1  79466L302   15,643     105,000 SH        SHARED-OTHER  1                  105,000
SALESFORCE COM INC            NOTE  0.750% 1/1  79466L302   10,429      70,000 SH        SOLE          1       70,000
SANDISK CORP                  COM               80004C101   38,688     932,240 SH        SHARED-OTHER  1                  932,240
SANDISK CORP                  COM               80004C101   27,252     656,667 SH        SOLE          1      656,667
SHANDA GAMES LTD              SP ADR REPTG A    81941U105    6,489     995,200 SH        SHARED-OTHER  1                  995,200
SHANDA GAMES LTD              SP ADR REPTG A    81941U105    5,491     842,200 SH        SOLE          1      842,200
SILICON IMAGE INC             COM               82705T102   10,068   1,558,570 SH        SHARED-OTHER  1                1,558,570
SILICON IMAGE INC             COM               82705T102    8,418   1,303,116 SH        SOLE          1    1,303,116
SPS COMM INC                  COM               78463M107      534      30,000 SH        SOLE                  30,000
SYMANTEC CORP                 COM               871503108   11,004     558,000 SH        SHARED-OTHER  1                  558,000
SYMANTEC CORP                 COM               871503108    7,497     380,165 SH        SOLE          1      380,165
SYNAPTICS INC                 COM               87157D109      257      10,000 SH        SOLE                  10,000
SYNOPSYS INC                  COM               871607107   36,746   1,429,242 SH        SHARED-OTHER  1                1,429,242
SYNOPSYS INC                  COM               871607107   25,831   1,004,700 SH        SOLE          1    1,004,700
TAOMEE HLDGS LTD              SPONSORED ADR     87600Y106    3,359     328,000 SH        SHARED-OTHER  1                  328,000
TAOMEE HLDGS LTD              SPONSORED ADR     87600Y106    2,273     222,000 SH        SOLE          1      222,000
TERADYNE INC                  COM               880770102   14,204     959,700 SH        SHARED-OTHER  1                  959,700
TERADYNE INC                  COM               880770102    9,543     644,800 SH        SOLE          1      644,800
TIBCO SOFTWARE INC            COM               88632Q103   50,112   1,726,800 SH        SHARED-OTHER  1                1,726,800
TIBCO SOFTWARE INC            COM               88632Q103   35,004   1,206,200 SH        SOLE          1    1,206,200
VANCEINFO TECHNOLOGIES INC    ADR               921564100   16,746     724,600 SH        SHARED-OTHER  1                  724,600
VANCEINFO TECHNOLOGIES INC    ADR               921564100   11,541     499,400 SH        SOLE          1      499,400
VERIFONE SYS INC              COM               92342Y109   36,691     827,300 SH        SHARED-OTHER  1                  827,300
VERIFONE SYS INC              COM               92342Y109   26,753     603,217 SH        SOLE          1      603,217
VERISK ANALYTICS INC          CL A              92345Y106   38,411   1,109,516 SH        SHARED-OTHER  1                1,109,516
VERISK ANALYTICS INC          CL A              92345Y106   28,237     815,618 SH        SOLE          1      815,618
XILINX INC                    COM               983919101   46,197   1,266,700 SH        SHARED-OTHER  1                1,266,700
XILINX INC                    COM               983919101   30,989     849,700 SH        SOLE          1      849,700
YAHOO INC                     COM               984332106    9,087     604,200 SH        SHARED-OTHER  1                  604,200
YAHOO INC                     COM               984332106    6,043     401,800 SH        SOLE          1      401,800



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